Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2013 CNY (¥)
Deferred tax assets:
Provision for doubtful receivables	$ 44	¥ 287	¥ 138
Accrued expenses, payroll and others	438	2,849	2,715
Fixed assets depreciation	8	53	26
Net operating loss carry-forward	163	1,061	1,727
Less: valuation allowance	(418)	(2,718)	(3,506)
Deferred tax assets, net	235	1,532	1,100
Deferred tax liabilities:
Long-lived assets arising from acquisitions	20	133	248
Withholding tax on PRC subsidiaries' undistributed earnings	91	586	633	¥ 581
Withholding tax on capital gains derived from PRC	408	2,656	2,708
Deferred tax liabilities	$ 519	¥ 3,375	¥ 3,589